Significant Accounting Policies (Details) - USD ($)		12 Months Ended
	Feb. 01, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Significant Accounting Policies Text Block Abstract
Loss per share totalled		$ 7,081,173	$ 428,527
Intangible assets useful life		3 years
Deferred tax asset		$ 0	$ 174,813
Warrant derivative loss	$ 9,743,659
Warrant liability		$ 0